Securities - Amortized Cost and Fair Value of Securities Available for Sale Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Maturing within one year	$ 11,663
Maturing after one year but within five years	119,701
Maturing after five years but within ten years	108,819
Maturing after ten years	207,482
Securities available-for-sale, amortized cost	447,665
Total securities available-for-sale, amortized cost	866,363	$ 1,404,858
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	11,521
Maturing after one year but within five years	107,942
Maturing after five years but within ten years	91,876
Maturing after ten years	175,527
Total securities available-for-sale, fair value	386,866
Total securities available-for-sale, fair value	779,347	1,412,830
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	100,700
Total securities available-for-sale, amortized cost	100,700	309,907
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	90,458
Total securities available-for-sale, fair value	90,458	307,985
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	15,047
Total securities available-for-sale, amortized cost	15,047	23,066
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	13,453
Total securities available-for-sale, fair value	13,453	22,926
Private label mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	102,196
Total securities available-for-sale, amortized cost	102,196	102,480
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	93,845
Total securities available-for-sale, fair value	93,845	102,615
Other asset backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	200,755
Total securities available-for-sale, amortized cost	200,755	215,235
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	194,725
Total securities available-for-sale, fair value	$ 194,725	$ 216,170